Average Annual Total Returns		12 Months Ended	27 Months Ended
	Nov. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		28.65%	26.13%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		17.03%	20.62%
S&P Composite 1500 Total Return Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P Composite 1500 Total Return Index (reflects no fees or expenses)
Average Annual Return, Percent		23.95%	24.79%
Burney U.S. Factor Rotation ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		28.71%	26.29%
Performance Inception Date	Oct. 13, 2022